Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2023	$ 65.0
2024	67.0
2025	68.0
2026	69.0
2027	71.0
2028-2032	377.0
SERP
Defined Benefit Plan Disclosure [Line Items]
2023	3.3
2024	3.3
2025	3.2
2026	3.1
2027	3.1
2028-2032	14.6
PBOP
Defined Benefit Plan Disclosure [Line Items]
2023	5.1
2024	5.2
2025	5.2
2026	5.1
2027	5.2
2028-2032	$ 25.6